Remuneration System for the Management Board and Employees of the Group - Convertible Bonds - 2013 Program - Summary of Development of Convertible Bond Plans for Group Employees (Detail)		12 Months Ended			57 Months Ended
	Apr. 01, 2019 shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2019 shares € / shares
Disclosure of share options share-based payment arrangement [line items]
Convertible Bonds, Granted	14,283
Convertible Bonds, Exercised		(24,647)	(143,033)	(175.570)
Convertible bonds 2013 Program [member]
Disclosure of share options share-based payment arrangement [line items]
Convertible bonds, beginning balance		143,033	175,570	436,585
Convertible Bonds, Granted		0	0	0
Convertible Bonds, Exercised		(118,386)	(32,537)	0
Convertible Bonds, Forfeited		0	0	(261,015)	(13,414)
Convertible Bonds, Expired		0	0	0
Convertible Bonds Outstanding Ending Balance		24,647	143,033	175,570	24,647
Weighted Average Price, Outstanding Beginning Balance | € / shares		€ 31.88	€ 31.88	€ 31.88
Weighted Average Price, Granted | € / shares		0.00	0.00	0.00
Weighted Average Price, Exercised | € / shares		31.88	31.88	0.00
Weighted Average Price, Forfeited | € / shares		0.00	0.00	31.88
Weighted Average Price, Expired | € / shares		0.00	0.00	0.00
Weighted Average Price, Outstanding Ending Balance | € / shares		€ 31.88	€ 31.88	€ 31.88	€ 31.88